Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 10,070		$ 9,945
Allowance for Credit Losses, Individually evaluated	1,890		2,593
Total allowance for credit losses	11,960		12,540		$ 12,512	$ 13,169	$ 14,971	$ 17,477
Financing Receivable, Collectively evaluated	925,261		928,496
Financing Receivable, Individually evaluated	18,674		22,377
Loans	956,770	[1]	967,604	[1]	916,559	862,551	822,286
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,927		6,392
Allowance for Credit Losses, Individually evaluated	705		1,000
Total allowance for credit losses	6,632		7,394		6,872
Financing Receivable, Collectively evaluated	499,342		500,487
Financing Receivable, Individually evaluated	3,960		5,372
Loans	503,388		506,536		456,583	414,826	377,090
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	4,143		3,553
Allowance for Credit Losses, Individually evaluated	1,185		1,593
Total allowance for credit losses	5,328		5,146		5,640
Financing Receivable, Collectively evaluated	425,919		428,009
Financing Receivable, Individually evaluated	14,714		17,005
Loans	453,382		461,068		$ 459,976	$ 447,725	$ 445,196
Allowance for Doubtful Accounts [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		2
Allowance for Doubtful Accounts [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		2
Allowance for Doubtful Accounts [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
PCI Loans Carrying Value [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	12,835		16,731
PCI Loans Carrying Value [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	86		677
PCI Loans Carrying Value [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	$ 12,749		$ 16,054

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.